SUPPLEMENT DATED JANUARY 1, 2001
                       TO PROSPECTUS DATED MAY 1, 2000 FOR

                     PRUDENTIAL VARIABLE APPRECIABLE ACCOUNT

        Variable Appreciable Life[registration mark] Insurance Contracts

     The following is added as the first paragraph in the "Requirements for Issuance of a Contract" section on page 14.

     As of January 1, 2001, Contracts with face amounts equal to or greater than $100,000 will no longer be sold, except in New York and Massachusetts.

PVALSUP1 Ed. 1-01